Risk management - Structural Interest Rate Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) country	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	0.50%
Percentage of reasonably possible decrease in risk assumption	0.50%
Interest rate risk
Structural interest rate risk
Value at risk	€ 7.9	€ 17.9	€ 12.7
Interest rate risk | 100 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Interest rate risk | 25 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	0.25%
Percentage of reasonably possible decrease in risk assumption	(0.25%)
Interest rate risk | 50 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	0.50%
Percentage of reasonably possible decrease in risk assumption	(0.50%)
Interest rate risk | 75 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	0.75%
Percentage of reasonably possible decrease in risk assumption	(0.75%)
Market risk | Latin America
Structural interest rate risk
Time frame, historical simulation	1 day
VaR confidence level, percent	99.00%
Value at risk	€ 261.6
Banking Book | Net interest income risk | Europe and United States | 100 basis points
Structural interest rate risk
Period covered by sensitivity analysis	1 year
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Banking Book | Net interest income risk | Europe and United States | Euro | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	€ 219.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	219.0
Banking Book | Net interest income risk | Europe and United States | Pound sterling | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	246.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	246.0
Banking Book | Net interest income risk | Europe and United States | U.S. dollar | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	190.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	190.0
Banking Book | Net interest income risk | Europe and United States | Polish zloty | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	55.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	€ 55.0
Banking Book | Net interest income risk | Latin America | 100 basis points
Structural interest rate risk
Period covered by sensitivity analysis	1 year
Percentage of reasonably possible increase in risk assumption	1.00%
Number of countries | country	3
Banking Book | Net interest income risk | Brazil | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	€ 95.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	95.0
Banking Book | Net interest income risk | Chile | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	39.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	39.0
Banking Book | Net interest income risk | Mexico | 100 basis points
Structural interest rate risk
Increase (decrease) in profit (loss) due to reasonably possible increase in designated risk component	36.0
Increase (decrease) in profit (loss) due to reasonably possible decrease in designated risk component	€ 36.0
Banking Book | Market value of equity | Europe and United States | 100 basis points
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Banking Book | Market value of equity | Europe and United States | Euro | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	€ 4,902.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	4,902.0
Banking Book | Market value of equity | Europe and United States | Pound sterling | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	431.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	431.0
Banking Book | Market value of equity | Europe and United States | U.S. dollar | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	626.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	626.0
Banking Book | Market value of equity | Europe and United States | Polish zloty | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	72.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	€ 72.0
Banking Book | Market value of equity | Latin America | 100 basis points
Structural interest rate risk
Period covered by sensitivity analysis	1 year
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Banking Book | Market value of equity | Brazil | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	€ 521.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	521.0
Banking Book | Market value of equity | Chile | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	179.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	179.0
Banking Book | Market value of equity | Mexico | 100 basis points
Structural interest rate risk
Increase (decrease) in equity due to reasonably possible increase in designated risk component	91.0
Increase (decrease) in equity due to reasonably possible decrease in designated risk component	€ 91.0